Restructuring costs (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Summary of Cost of Initiatives in Profit from Operations	The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Notes	2025 £m	2024 £m	2023 £m
Employee benefit costs	3	26	—	(26)
Depreciation, amortisation and impairment costs	4	19	—	39
Other operating expenses		21	—	(15)
		66	—	(2)